Operations and Reorganization - History of the Group and Basis of Presentation for the Reorganization (Details) - shareholder			1 Months Ended	12 Months Ended
	Jan. 14, 2016	Oct. 09, 2014	Jun. 30, 2013	Dec. 31, 2017	Jan. 05, 2012
China Online Innovations Inc.
Operations and Reorganization
Equity interest (as a percent)		99.99986%
China Online Innovations Inc. | Individual shareholders
Operations and Reorganization
Number of individual shareholders/investors		7
Beneficial interest held		0.00014%
On Demand English Innovations Inc.
Operations and Reorganization
Equity interest (as a percent)	99.996%
On Demand English Innovations Inc. | Individual shareholders
Operations and Reorganization
Number of individual shareholders/investors	5
Beneficial interest held	0.004%
Beijing Dasheng Zhixing Technology Co., Ltd
Operations and Reorganization
VIE interest (as a percent)				100.00%
Beijing Dasheng Zhixing Technology Co., Ltd | Founding Shareholders
Operations and Reorganization
Percentage of ownership set aside for an employee option plan					15.00%
VIE interest (as a percent)			71.00%
Beijing Dasheng Zhixing Technology Co., Ltd | Angel investors
Operations and Reorganization
VIE interest (as a percent)			29.00%
Number of individual shareholders/investors			2